PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 99.1%
4,690	Energy Select Sector SPDR Fund	$ 427,494
21,000	Financial Select Sector SPDR Fund	863,310
22,615	First Trust Morningstar Dividend Leaders Index	857,787
2,355	First Trust NASDAQ-100 Technology Index Fund	465,018
10,515	First Trust Value Line Dividend Index Fund	428,486
3,540	Industrial Select Sector SPDR Fund	431,420
8,435	Invesco QQQ Trust Series 1	4,041,293
191,965	Invesco S&P 500 Top 50 ETF	8,782,399
5,305	iShares MSCI USA Min Vol Factor ETF	445,408
940	iShares S&P 100 ETF	248,442
3,215	iShares U.S. Aerospace & Defense ETF	424,541
6,595	iShares U.S. Pharmaceuticals ETF	437,380
7,165	Materials Select Sector SPDR Fund	632,741
380,160	Pinnacle Focused Opportunities ETF(a)(b)	10,510,283
55,370	SPDR Portfolio S&P 500 Growth ETF	4,436,798
15,750	SPDR S&P 500 ETF Trust	8,571,465
4,780	SPDR S&P Biotech ETF	443,154
6,785	SPDR S&P Metals & Mining ETF	402,554
8,950	SPDR S&P Regional Banking ETF	439,445
1,045	Technology Select Sector SPDR Fund	236,410
6,010	Utilities Select Sector SPDR Fund	409,521
1,265	Vanguard Mega Cap ETF	249,572
790	Vanguard Mega Cap Growth ETF	248,226
		44,433,147

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,412,886)	44,433,147

PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS - 0.9%
401,385	First American Government Obligations Fund, Class X, 5.23% (Cost $401,385)(c)	$ 401,385

	TOTAL INVESTMENTS - 100.0% (Cost $40,814,271)	$ 44,834,532
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	5,444
	NET ASSETS - 100.0%	$ 44,839,976

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated security.
(c)	Rate disclosed is the seven-day effective yield as of June 30, 2024.